Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,659,298.36
Previously Paid Amount	0
Total Fee Amount	936.15
Total Offset Amount	0
Net Fee	$ 936.15